UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          5/5/2011


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    1,851,921


Form 13F Information Table Value Total:	    $110,496 (in thousands)


List of Other Included Managers:	    None.

                                             FORM 13F INFORMATION TABLE
                                             As of March 31, 2011




                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      715    10066 SH       Sole                                      10066
AmBev (preferred)ADR           COM              20441W203      852    30080 SH       Sole                                      30080
American Movil ADR             COM              02364W105     1942    33426 SH       Sole                                      33426
Amgen Inc                      COM              031162100      554    10367 SH       Sole                                      10367
Apple Computer                 COM              037833100      520     1492 SH       Sole                                       1492
BHP Billiton Ltd.              COM              088606108      942     9823 SH       Sole                                       9823
Bank of New York Mellon        COM              064058100     1037    34718 SH       Sole                                      34718
Becton Dickinson Co.           COM              075887109      752     9445 SH       Sole                                       9445
Berkshire Hathaway Inc Class A COM              084670108      376        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109     1234     4876 SH       Sole                                       4876
Canon Inc. (JPY) ADR           COM              138006309      490    11299 SH       Sole                                      11299
Check Point Software (ISR)     COM              M22465104      494     9670 SH       Sole                                       9670
China Life Insurance Co.       COM              16939P106      755    13472 SH       Sole                                      13472
China Security & Surveillance  COM              16942J105      383    82700 SH       Sole                                      82700
Church & Dwight                COM              171340102     1647    20756 SH       Sole                                      20756
Cisco Systems                  COM              17275R102      850    49541 SH       Sole                                      49541
CocaCola Femsa (Mex)           COM              191241108      840    10907 SH       Sole                                      10907
DB Commodity Index Tracking Fu COM              73935S105     1026    33640 SH       Sole                                      33640
DJ Select Dividend Index       COM              464287168     3880    74422 SH       Sole                                      74422
Diageo PLC                     COM              25243Q205     1094    14350 SH       Sole                                      14350
EMC Corp Com                   COM              268648102      212     8000 SH       Sole                                       8000
Emerson Electric               COM              291011104      205     3514 SH       Sole                                       3514
Exxon Corp                     COM              30231G102      763     9071 SH       Sole                                       9071
FedEx Corp.                    COM              31428X106     1283    13715 SH       Sole                                      13715
Fifth Third Bancorp            COM              316773100      336    24178 SH       Sole                                      24178
General Electric               COM              369604103      804    40076 SH       Sole                                      40076
General Mills                  COM              370334104      331     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      475     9171 SH       Sole                                       9171
Hasbro Corp                    COM              418056107     1043    22265 SH       Sole                                      22265
Hershey Foods Corp             COM              427866108      773    14225 SH       Sole                                      14225
ICICI Bank (India)             COM              45104G104     1336    26819 SH       Sole                                      26819
ITT Corp                       COM              450911102     1067    17770 SH       Sole                                      17770
Intel                          COM              458140100      378    18756 SH       Sole                                      18756
International Business Machine COM              459200101      535     3279 SH       Sole                                       3279
Iron Mountain                  COM              462846106      679    21745 SH       Sole                                      21745
Johnson & Johnson              COM              478160104      358     6040 SH       Sole                                       6040
KLD Select Social Index Fund   COM              464288802      246     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      332     6151 SH       Sole                                       6151
Manpower                       COM              56418H100     1273    20245 SH       Sole                                      20245
McDonald's                     COM              580135101      639     8404 SH       Sole                                       8404
Merck & Co                     COM              58933y105      342    10350 SH       Sole                                      10350
Microsoft                      COM              594918104      748    29450 SH       Sole                                      29450
Mindray Medical Int'l          COM              602675100      303    12025 SH       Sole                                      12025
Minnesota Mining & MFG Co      COM              88579Y101      416     4451 SH       Sole                                       4451
Norfolk Southern               COM              655844108     1563    22560 SH       Sole                                      22560
Petrobras (Brazil)             COM              71654V408      401     9910 SH       Sole                                       9910
Pfizer                         COM              717081103      280    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      485     7873 SH       Sole                                       7873
S&P Mid Cap 400 ETF            COM              464287507     1593    16139 SH       Sole                                      16139
S&P MidCap 400                 COM              78467Y107     9975    55554 SH       Sole                                      55554
S&P Spyders                    COM              78462F103    16121   121587 SH       Sole                                     121587
Sasol Ltd (ADR)                COM              803866300      225     3875 SH       Sole                                       3875
Schlumberger                   COM              806857108     1334    14307 SH       Sole                                      14307
Siemens ADR (Ger)              COM              826197501     1283     9345 SH       Sole                                       9345
Smith & Nephew (UK) ADR        COM              83175M205     1312    23260 SH       Sole                                      23260
Soc Quimica y Minera de Chile  COM              833635105     1322    23925 SH       Sole                                      23925
St Jude Medical                COM              790849103     1298    25330 SH       Sole                                      25330
Suncor Energy                  COM              867224107     1549    34534 SH       Sole                                      34534
Teva Pharmaceutical (ISR)      COM              881624209     1551    30915 SH       Sole                                      30915
Texas Instruments              COM              882508104     1459    42223 SH       Sole                                      42223
Total Market Viper             COM              922908769     8972   130575 SH       Sole                                     130575
US Bancorp                     COM              902973304      748    28305 SH       Sole                                      28305
Vanguard All-World ex-US ETF   COM              922042775     3061    62055 SH       Sole                                      62055
Vanguard Emerging Markets ETF  COM              922042858     4499    91920 SH       Sole                                      91920
Vina Concha Y Toro (CHL)       COM              927191106      472    10049 SH       Sole                                      10049
i Shares MSCI Emerging Markets COM              464287234     5263   108146 SH       Sole                                     108146
iShares MSCI EAFE Index        COM              464287465     5786    96305 SH       Sole                                      96305
iShares Russell 2000           COM              464287655     3672    43630 SH       Sole                                      43630
iShares Russell Microcap       COM              464288869      701    13190 SH       Sole                                      13190
iShares S&P 500 Growth Index   COM              464287309      311     4533 SH       Sole                                       4533
					  	   TOTAL:  $110,496  1,851,921